CAPITAL STOCK - Additional Information, Other Equity Arrangements (Detail) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended										12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended						12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 29, 2012	Nov. 30, 2010	Jun. 29, 2013	Sep. 29, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Nov. 03, 2010	Dec. 28, 2013 Maximum	Dec. 29, 2012 Maximum	Nov. 30, 2010 Maximum	Dec. 28, 2013 Minimum	Dec. 29, 2012 Minimum	Nov. 30, 2010 Minimum	Dec. 29, 2012 Investment Type Employee Stock Purchase Plans	Nov. 30, 2010 Call Option [Member]	Dec. 28, 2013 Call Option [Member]	Dec. 29, 2012 Call Option [Member]	Dec. 28, 2013 Call Option [Member] Maximum	Nov. 30, 2010 Call Option [Member] Maximum	Nov. 30, 2010 Call Option [Member] Minimum	Dec. 28, 2013 Common Stock [Member]	Dec. 28, 2013 Common Stock [Member] Maximum	Dec. 28, 2013 Common Stock [Member] Minimum	Nov. 30, 2010 Convertible Preferred Units	Dec. 28, 2013 Convertible Preferred Units	Dec. 29, 2012 Convertible Preferred Units	Jan. 01, 2011 Convertible Preferred Units	Dec. 28, 2013 Convertible Preferred Units Maximum	Dec. 28, 2013 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 29, 2012 Notes 2 Point 25 Percent due 2018 [Member]	Dec. 28, 2013 Convertible notes payable due in 2018 (subordinated)	Dec. 29, 2012 Convertible notes payable due in 2018 (subordinated)	Nov. 30, 2010 Convertible notes payable due in 2018 (subordinated)	Nov. 30, 2012 Call Option [Member]	May 31, 2011 Call Option [Member]	Jun. 29, 2013 Call Option [Member]	Dec. 28, 2013 Call Option [Member]	Dec. 29, 2012 Call Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Accelerated share repurchases, authorized amount of accelerated share repurchase		$ 850,000,000
Purchase of common stock for treasury		850,000,000				39,200,000	1,073,900,000	11,100,000																80.6500	98.8000
Initial delivery of shares repurchased (in shares)		9,345,794		1,608,695
Accelerated share repurchases, initial value of shares repurchased		680,000,000
Accelerated share repurchases, initial price paid (USD per share)		$ 72.76
Accelerated share repurchases, forward contract		170,000,000					170,000,000
Accelerated Share Repurchases, Final Delivery of Shares Repurchased		1,600,000
Option indexed to issuer's equity, number of call options purchased																																				10,094,144	2,448,558	617,037	12,200,000.0
Option indexed to issuer's equity, premium amount																																				29,500,000			73,500,000
Option indexed to issuer's equity, average premium price per share (USD per share)																																				$ 2.92			$ 6.03
Option indexed to issuer's equity, average lower strike price (USD per share)																																				$ 71.43			$ 86.07
Option indexed to issuer's equity, average upper strike price (USD per share)																																				$ 79.75			$ 106.56
Option Indexed to Issuer's Equity, Settlement Alternatives																																				0.6
Call Options Term Of Maturity																						5 years															3 months
Option Indexed to Issuer's Equity, Aggregate Fair Value																																								66,000,000
Call option, aggregate premium	9,700,000		50,300,000				50,300,000										50,300,000																				19,600,000
Call option, average price					$ 73.24												$ 5.97	$ 2.77
Average price per call option																																					$ 8
Initial term of option																																					1 month
Lower strike price																																					70.16
Upper strike price																																					80.35
Number of net-share settled options exercised (in shares)						2,414,697	2,258,598	2,166,269																													3,052
Net-share settled options exercised, fair value																																					200,000
Long-term debt, including current maturities		3,536,900,000				3,809,300,000	3,536,900,000																								345,000,000	0	632,500,000	632,500,000	632,500,000
Convertible Preferred Stock Shares Issuable Upon Conversion																																	6,100,000.0	6,325,000
Convertible preferred units issued																										6,325,000.000
Convertible preferred units issued, per share																																			$ 100
Stated interest rate																										4.75%
Convertible preferred stock, conversion rate (USD per share)																										1.3333		1.3579	1.3333	1.2399
Common Stock, Shares, Issued		176,906,265				176,902,738	176,906,265			4.3			3.5
Common stock to be issued up on conversion																										8,433,123	3,500,000.0
Strike price																				$ 96.17	$ 97.95	$ 75
Conversion price (USD per share)																										$ 75		$ 73.64	$ 75.00
Employee stock purchase plan, discounted purchase price percentage																85.00%
Convertible preferred stock, redemption price as a percent of liquidation preference																										100.00%		100.00%
Convertible conversion warrant strike price percentage higher than previous price on November 1, 2010			60.00%
Open Option Contracts Written At Fair Value																		$ 8,700,000	$ 80,900,000
Common Stock, Par or Stated Value Per Share		$ 2.5				$ 2.5	$ 2.5																								$ 100
Equity Units Conversion Rate Number Of Common Stock Shares																							1.0122		1.0122
Stock Exercise Price Per Share										$ 112.91	$ 96.17	$ 97.95	$ 98.80	$ 73.64	$ 75.00
Stock Exercise Price Per Share Percentage Greater Than Closing Price						40.00%			60.00%